Income taxes (Details 1)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Income / (loss) before income taxes | $	$ 1,276,000		$ 498,000		$ (173,000)
Computed tax using respective companies' statutory tax rates | $	158,000		133,000		69,000
Change in valuation allowances | $	349,000		48,000		30,000
Under-provision for income taxes in prior years | $	(12,000)		0		(5,000)
Non-deductible expenses | $	(405,000)		(277,000)		(131,000)
Income taxes credit / (expense) at effective tax rate | $	$ (90,000)		$ 96,000		$ 37,000
ZHEJIANG TIANLAN
Income / (loss) before income taxes		¥ 12,880,000		¥ 15,358,000		¥ 4,654,000
Computed tax using respective companies' statutory tax rates		1,932,000		2,304,000		642,000
Under-provision for income taxes in prior years		(39,000)		(48,000)		0
Non-deductible expenses		286,000		2,306,000		693,000
Income taxes credit / (expense) at effective tax rate		(698,000)		1,858,000		296,000
Temporary differences		401,000		182,000		202,000
Tax effect of special deduction for research and development costs		3,263,000		3,001,000		2,103,000
Others		¥ (15,000)		¥ 115,000		¥ 862,000